Related party transactions	12 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Related party transactions
7.	Related party transactions

The table below sets forth the major related parties that had transactions with the Group, and their relationships with the Group:

No.	Name of Related Parties	Relationships
1	Zheng Nan	Chief Executive Officer
2	Zheng Jiahua	Chairman of the Board of Directors
3	Hangzhou Yinuo Technology Co., Ltd.	Entity controlled by shareholders
4	Chongqing Zijing Huangcheng International Co., Ltd. Hangzhou Branch (“Chongqing Zijin Huangcheng”)	Entity controlled by Zheng Nan’s immediate family

(a)	The Group entered into the following transactions with related parties:

	For the years ended June 30,
	2023	2024	2025
	RMB	RMB	RMB
Nature
Loan s from a related party
Zheng Jiahua	-	300,000	3,030,000
Repayment of loan s from a related party
Zheng Jiahua	-	300,000	3,030,000
Loan s to related parties
Zheng Jiahua	-	400,000	500,000
Zheng Nan	-	-	6,300,000
Collection from loan s to related parties
Zheng Jiahua	-	-	500,000
Zheng Nan	-	400,000	6,300,000
A mount received on behalf of the Group
Zheng Nan	-	111,341	191,820
Collection of accounts receivable on behalf of the Group
Zheng Nan	-	-	223,316
Information marketing services procured from a related party
Chongqing Zijin Huangcheng	-	-	255,000
(b)	The Group had the following balances with related parties as of June 30, 2024 and 2025:

	As of June 30,
Amounts due from related parties	2024	2025
	RMB	RMB
Zheng Nan (1)	111,341	79,845
Chongqing Zijin Huangcheng (2)	-	200,000
Total	111,341	279,845

(1)	The balance represented the travel service payments received through the platform fund account on Zelle, a digital payment platform, held by Mr. Zheng Nan, the Chief Executive Officer of the Group.
(2)	The balance represented the prepayments to Chongqing Zijin Huangcheng for marketing services.